16. Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents

For the purpose of the consolidated statement of financial position and the consolidated statement of cash flow, cash and short-term deposits comprise the following items:

	12-31-2018	12-31-2017
	ARS 000	ARS 000

Cash at banks and on hand	229,948	130,863

Bank balances accrue interest at variable rates based on the bank deposits daily rates. Short-term deposits are made for terms that vary between one day and three months, depending on the Group’s immediate needs and they accrue interest at the respective fixed short-term deposit rates.